Schedule of maximum exposure to credit risk by credit risk rating categories (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 725,353	$ 946,877		$ 1,425,175
Contract assets	3,211,750	4,192,619		3,418,818
Cash and cash equivalents	582,113	759,891	$ 1,431,332	1,868,461	$ 1,613,282	$ 1,176,235
Loss allowance		(466,579)		(461,492)
Gross carrying amount [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables		996,732		1,484,757
Contract assets		4,210,736		3,422,121
Other receivables (excluded prepayments)		741,461		732,156
Gross carrying amount [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		759,891		1,868,461
Allowance for credit losses [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(49,855)		(59,582)
Contract assets		(18,117)		(3,303)
Other receivables (excluded prepayments)		(398,607)		(398,607)
Allowance for credit losses [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Carrying amount [member] | Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables	725,353	946,877	1,045,155	1,425,175
Contract assets	3,211,750	4,192,619	2,507,201	3,418,818
Other receivables (excluded prepayments)	262,643	342,854	244,610	333,549
Carrying amount [member] | 12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 582,113	$ 759,891	$ 1,370,241	$ 1,868,461